UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22154

Columbia ETF Trust
(Exact name of registrant as specified in charter)

50606 Ameriprise Financial Center Minneapolis, MN		55474
(Address of principal executive offices)		(Zip code)

Christopher O. Petersen, Esq. c/o Columbia Management Investment Advisers, LLC 225 Franklin Street Boston, MA 02110
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(800)345-6611

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.         Schedule of Investments.

Portfolio of Investments

Columbia Large Cap Growth ETF

July 31, 2013 (Unaudited)

Issuer	Shares	Value ($)

Common Stocks 98.5%

Consumer Discretionary 19.0%

Auto Components 1.3%
Dana Holding Corp.	290	6,337
Delphi Automotive PLC	310	16,653
Total Auto Components		22,990

Hotels, Restaurants & Leisure 5.0%
Las Vegas Sands Corp.	557	30,952
McDonald’s Corp.	120	11,770
Starbucks Corp.	341	24,293
Starwood Hotels & Resorts Worldwide, Inc.	374	24,740
Total Hotels, Restaurants & Leisure		91,755

Household Durables 1.0%
Mohawk Industries, Inc.*	160	19,039

Internet & Catalog Retail 2.8%
Amazon.com, Inc.*	72	21,688
Netflix, Inc.*	29	7,082
Priceline.com, Inc.*	25	21,892
Total Internet & Catalog Retail		50,662

Media 3.1%
Comcast Corp. Class A	133	5,996
DISH Network Corp. Class A	426	19,021
News Corp. Class A*	81	1,290
Twenty-First Century Fox, Inc.	325	9,711
Walt Disney Co. (The)	314	20,300
Total Media		56,318

Multiline Retail 0.3%
Dillard’s, Inc. Class A	54	4,559

Specialty Retail 4.4%
Gap, Inc. (The)	400	18,360
Home Depot, Inc. (The)	201	15,885
Lowe’s Cos., Inc.	455	20,284
O’Reilly Automotive, Inc.*	118	14,781
Williams-Sonoma, Inc.	190	11,183
Total Specialty Retail		80,493

Textiles, Apparel & Luxury Goods 1.1%
NIKE, Inc. Class B	310	19,505
Total Consumer Discretionary		345,321

Consumer Staples 4.6%

Food & Staples Retailing 0.7%
Costco Wholesale Corp.	103	12,081

Food Products 0.6%
Kraft Foods Group, Inc.	196	11,089

Household Products 1.1%
Procter & Gamble Co. (The)	253	20,316

Personal Products 0.8%
Estee Lauder Cos., Inc. (The) Class A	230	15,099

Tobacco 1.4%
Philip Morris International, Inc.	293	26,130
Total Consumer Staples		84,715

Energy 6.4%

Energy Equipment & Services 3.3%
Cameron International Corp.*	278	16,486
Halliburton Co.	817	36,920
Schlumberger Ltd.	92	7,482
Total Energy Equipment & Services		60,888

Oil, Gas & Consumable Fuels 3.1%
Anadarko Petroleum Corp.	230	20,360
EQT Corp.	98	8,477
Exxon Mobil Corp.	108	10,125
Pioneer Natural Resources Co.	107	16,559
Total Oil, Gas & Consumable Fuels		55,521
Total Energy		116,409

Financials 4.6%

Capital Markets 2.1%
BlackRock, Inc.	93	26,222
Invesco Ltd.	360	11,588
Total Capital Markets		37,810

Commercial Banks 1.4%
Fifth Third Bancorp	677	13,019
Wells Fargo & Co.	300	13,050
Total Commercial Banks		26,069

Diversified Financial Services 1.1%
Citigroup, Inc.	370	19,292
Total Financials		83,171

Health Care 17.0%

Biotechnology 5.3%
Amgen, Inc.	119	12,887
Celgene Corp.*	167	24,526
Gilead Sciences, Inc.*	690	42,400
Vertex Pharmaceuticals, Inc.*	202	16,120
Total Biotechnology		95,933

Health Care Equipment & Supplies 5.0%
Abbott Laboratories	896	32,820
Medtronic, Inc.	258	14,252
St. Jude Medical, Inc.	420	22,004
Zimmer Holdings, Inc.	263	21,955
Total Health Care Equipment & Supplies		91,031

Health Care Providers & Services 2.8%
Aetna, Inc.	310	19,893
Express Scripts Holding Co.*	490	32,119
Total Health Care Providers & Services		52,012

Life Sciences Tools & Services 1.1%
Thermo Fisher Scientific, Inc.	215	19,589

Pharmaceuticals 2.8%
AbbVie, Inc.	703	31,972
Johnson & Johnson	200	18,700
Total Pharmaceuticals		50,672
Total Health Care		309,237

Issuer	Shares	Value ($)

Common Stocks (continued)

Industrials 12.7%

Aerospace & Defense 3.3%
Honeywell International, Inc.	438	36,345
Precision Castparts Corp.	111	24,611
Total Aerospace & Defense		60,956

Air Freight & Logistics 1.3%
FedEx Corp.	217	23,002

Commercial Services & Supplies 1.6%
Tyco International Ltd.	816	28,405

Electrical Equipment 2.9%
Eaton Corp. PLC	443	30,545
Rockwell Automation, Inc.	234	22,663
Total Electrical Equipment		53,208

Machinery 1.0%
Pall Corp.	268	18,749

Road & Rail 2.6%
J.B. Hunt Transport Services, Inc.	239	17,908
Union Pacific Corp.	190	30,132
Total Road & Rail		48,040
Total Industrials		232,360

Information Technology 29.3%

Communications Equipment 4.9%
Cisco Systems, Inc.	1,296	33,113
F5 Networks, Inc.*	116	10,180
QUALCOMM, Inc.	706	45,572
Total Communications Equipment		88,865

Computers & Peripherals 6.2%
Apple, Inc.	149	67,423
EMC Corp.	889	23,247
NCR Corp.*	623	22,428
Total Computers & Peripherals		113,098

Electronic Equipment, Instruments & Components 0.2%
Sanmina Corp.*	214	3,523

Internet Software & Services 7.9%
eBay, Inc.*	523	27,034
Facebook, Inc. Class A*	689	25,376
Google, Inc. Class A*	79	70,121
Linkedin Corp. Class A*	110	22,417
Total Internet Software & Services		144,948

IT Services 2.7%
Accenture PLC Class A	215	15,869
International Business Machines Corp.	75	14,628
MasterCard, Inc. Class A	30	18,318
Total IT Services		48,815

Semiconductors & Semiconductor Equipment 2.4%
KLA-Tencor Corp.	360	21,107
NXP Semiconductors NV*	316	10,317
Xilinx, Inc.	250	11,673
Total Semiconductors & Semiconductor Equipment		43,097

Software 5.0%
Citrix Systems, Inc.*	199	14,332
Microsoft Corp.	1,081	34,408
Oracle Corp.	314	10,158
QLIK Technologies, Inc.*	350	10,962
Salesforce.com, Inc.*	480	21,000
Total Software		90,860
Total Information Technology		533,206

Materials 3.0%

Chemicals 3.0%
LyondellBasell Industries NV Class A	327	22,468
Monsanto Co.	220	21,731
PPG Industries, Inc.	63	10,108
Total Chemicals		54,307
Total Materials		54,307

Telecommunication Services 1.9%

Diversified Telecommunication Services 1.9%
Verizon Communications, Inc.	713	35,279
Total Telecommunication Services		35,279
Total Common Stocks (Cost $1,425,720)		1,794,005

Short Term Investment 2.3%

Money Market Fund 2.3%
Dreyfus Treasury Prime Cash Management 0.00%† (Cost $42,031)	42,031	42,031
Total Investments 100.8% (Cost $1,467,751)		1,836,036
Liabilities in Excess of Other Assets (0.8)%		(14,526)
Net Assets 100.0%		1,821,510

*	Non-income producing security.

†	Represents average annualized seven-day yield as of July 31, 2013.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•             Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•             Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•             Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things,  instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include:         (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments as of July 31, 2013:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Common Stocks*	$1,794,005	$—	$—	$1,794,005
Money Market Fund	42,031	—	—	42,031
Total	$1,836,036	$—	$—	$1,836,036

*         Please refer to the investment portfolio above to view securities segregated by industry type.

There were no transfers of financial assets between Levels 1 and 2 during the period.

For more information on the valuation of investments, please refer to the most recent Shareholder Report.

Portfolio of Investments

Columbia Select Large Cap Growth ETF

July 31, 2013 (Unaudited)

Issuer	Shares	Value ($)

Common Stocks 97.1%

Consumer Discretionary 18.3%

Auto Components 0.3%
Dana Holding Corp.	1,427	31,180

Hotels, Restaurants & Leisure 3.3%
Las Vegas Sands Corp.	3,801	211,222
McDonald’s Corp.	594	58,259
Starwood Hotels & Resorts Worldwide, Inc.	512	33,869
Total Hotels, Restaurants & Leisure		303,350

Internet & Catalog Retail 7.0%
Amazon.com, Inc.*	1,000	301,220
Priceline.com, Inc.*	392	343,263
Total Internet & Catalog Retail		644,483

Multiline Retail 0.3%
Dillard’s, Inc. Class A	268	22,627

Specialty Retail 3.5%
Home Depot, Inc. (The)	995	78,635
TJX Cos., Inc.	4,770	248,231
Total Specialty Retail		326,866

Textiles, Apparel & Luxury Goods 3.9%
Michael Kors Holdings Ltd.*	5,396	363,367
Total Consumer Discretionary		1,691,873

Consumer Staples 0.7%

Food & Staples Retailing 0.7%
Costco Wholesale Corp.	508	59,583
Total Consumer Staples		59,583

Energy 7.4%

Energy Equipment & Services 3.8%
FMC Technologies, Inc.*	5,887	313,777
Schlumberger Ltd.	454	36,924
Total Energy Equipment & Services		350,701

Oil, Gas & Consumable Fuels 3.6%
EOG Resources, Inc.	1,655	240,786
EQT Corp.	481	41,606
Exxon Mobil Corp.	534	50,063
Total Oil, Gas & Consumable Fuels		332,455
Total Energy		683,156

Financials 2.2%

Capital Markets 2.2%
Franklin Resources, Inc.	4,080	199,430
Total Financials		199,430

Health Care 22.7%

Biotechnology 13.9%
Alexion Pharmaceuticals, Inc.*	1,289	149,820
Amgen, Inc.	587	63,566
Biogen Idec, Inc.*	642	140,039
Celgene Corp.*	2,530	371,556
Gilead Sciences, Inc.*	6,186	380,130
Vertex Pharmaceuticals, Inc.*	2,280	181,944
Total Biotechnology		1,287,055

Health Care Equipment & Supplies 3.9%
Abbott Laboratories	1,458	53,407
Edwards Lifesciences Corp.*	3,315	236,625
Medtronic, Inc.	1,273	70,320
Total Health Care Equipment & Supplies		360,352

Pharmaceuticals 4.9%
AbbVie, Inc.	1,001	45,525
Allergan, Inc.	2,771	252,494
Novo Nordisk A/S(a)	897	151,521
Total Pharmaceuticals		449,540
Total Health Care		2,096,947

Industrials 6.3%

Aerospace & Defense 2.9%
Precision Castparts Corp.	1,199	265,842

Air Freight & Logistics 0.6%
FedEx Corp.	503	53,318

Machinery 0.5%
Pall Corp.	710	49,672

Trading Companies & Distributors 2.3%
Fastenal Co.	4,378	214,566
Total Industrials		583,398

Information Technology 35.9%

Communications Equipment 3.7%
Cisco Systems, Inc.	1,510	38,581
QUALCOMM, Inc.	4,650	300,158
Total Communications Equipment		338,739

Computers & Peripherals 0.9%
Apple, Inc.	185	83,712

Electronic Equipment, Instruments & Components 0.2%
Sanmina Corp.*	1,055	17,365

Internet Software & Services 12.9%
Baidu, Inc.*(a)	1,793	237,232
Facebook, Inc. Class A*	7,800	287,274
Google, Inc. Class A*	396	351,489
Linkedin Corp. Class A*	1,130	230,282
MercadoLibre, Inc.	709	83,258
Total Internet Software & Services		1,189,535

Issuer	Shares	Value ($)

Common Stocks (continued)

IT Services 6.4%
Cognizant Technology Solutions Corp. Class A*	3,572	258,577
International Business Machines Corp.	369	71,970
Visa, Inc. Class A	1,480	261,975
Total IT Services		592,522

Semiconductors & Semiconductor Equipment 2.4%
ARM Holdings PLC(a)	4,041	162,246
Xilinx, Inc.	1,234	57,616
Total Semiconductors & Semiconductor Equipment		219,862

Software 9.4%
Microsoft Corp.	2,076	66,079
Red Hat, Inc.*	4,710	243,837
Salesforce.com, Inc.*	6,420	280,875
VMware, Inc. Class A*	3,410	280,268
Total Software		871,059
Total Information Technology		3,312,794

Materials 3.0%

Chemicals 3.0%
Monsanto Co.	2,340	231,145
PPG Industries, Inc.	309	49,576
Total Chemicals		280,721
Total Materials		280,721

Telecommunication Services 0.6%

Diversified Telecommunication Services 0.6%
Verizon Communications, Inc.	1,162	57,496
Total Telecommunication Services		57,496
Total Common Stocks (Cost $6,764,467)		8,965,398

Short Term Investment 3.9%

Money Market Fund 3.9%
Dreyfus Treasury Prime Cash Management 0.00%† (Cost $359,500)	359,500	359,500
Total Investments 101.0% (Cost 7,123,967)		9,324,898
Liabilities in Excess of Other Assets (1.0)%		(91,984)
Net Assets 100.0%		9,232,914

*	Non-income producing security.

(a)	American Depositary Receipts.

†	Represents average annualized seven-day yield as of July 31, 2013.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•             Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•             Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•             Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things,  instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments as of July 31, 2013:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Common Stocks*	$8,965,398	$—	$—	$8,965,398
Money Market Fund	359,500	—	—	359,500
Total	$9,324,898	$—	$—	$9,324,898

*         Please refer to the investment portfolio above to view securities segregated by industry type.

There were no transfers of financial assets between Levels 1 and 2 during the period.

For more information on the valuation of investments, please refer to the most recent Shareholder Report.

Portfolio of Investments

Columbia Select Large Cap Value ETF

July 31, 2013 (Unaudited)

Issuer	Shares	Value ($)

Common Stocks 99.9%

Consumer Discretionary 9.1%

Multiline Retail 2.7%
Nordstrom, Inc.	1,700	104,108

Specialty Retail 6.4%
Gap, Inc. (The)	2,476	113,648
Lowe’s Cos., Inc.	3,000	133,740
Total Specialty Retail		247,388
Total Consumer Discretionary		351,496

Consumer Staples 11.6%

Food & Staples Retailing 2.4%
Costco Wholesale Corp.	800	93,832

Food Products 3.7%
Tyson Foods, Inc. Class A	5,200	143,624

Tobacco 5.5%
Altria Group, Inc.	3,160	110,790
Philip Morris International, Inc.	1,150	102,557
Total Tobacco		213,347
Total Consumer Staples		450,803

Energy 15.8%

Oil, Gas & Consumable Fuels 15.8%
Anadarko Petroleum Corp.	1,500	132,780
Chevron Corp.	414	52,119
ConocoPhillips	1,150	74,589
Marathon Oil Corp.	2,600	94,536
Marathon Petroleum Corp.	800	58,664
Valero Energy Corp.	3,000	107,310
Williams Cos., Inc. (The)	2,700	92,259
Total Oil, Gas & Consumable Fuels		612,257
Total Energy		612,257

Financials 26.7%

Capital Markets 3.9%
Morgan Stanley	5,647	153,655

Commercial Banks 4.5%
Wells Fargo & Co.	4,000	174,000

Diversified Financial Services 10.2%
Bank of America Corp.	9,500	138,700
Citigroup, Inc.	2,400	125,136
JPMorgan Chase & Co.	2,350	130,965
Total Diversified Financial Services		394,801

Insurance 8.1%
MetLife, Inc.	1,959	94,855
Prudential Financial, Inc.	1,360	107,399
Unum Group	3,600	113,904
Total Insurance		316,158
Total Financials		1,038,614

Health Care 8.7%

Health Care Equipment & Supplies 2.7%
Baxter International, Inc.	1,450	105,908

Health Care Providers & Services 2.6%
Humana, Inc.	1,100	100,386

Pharmaceuticals 3.4%
Bristol-Myers Squibb Co.	3,000	129,720
Total Health Care		336,014

Industrials 13.6%

Aerospace & Defense 8.0%
General Dynamics Corp.	1,100	93,874
Honeywell International, Inc.	1,350	112,023
United Technologies Corp.	1,000	105,570
Total Aerospace & Defense		311,467

Road & Rail 5.6%
CSX Corp.	3,000	74,430
Union Pacific Corp.	900	142,731
Total Road & Rail		217,161
Total Industrials		528,628

Information Technology 6.0%

Communications Equipment 1.8%
Juniper Networks, Inc.*	3,300	71,511

Semiconductors & Semiconductor Equipment 4.2%
Applied Materials, Inc.	10,000	163,100
Total Information Technology		234,611

Materials 6.3%

Chemicals 4.7%
E.I. du Pont de Nemours & Co.	1,500	86,535
Praxair, Inc.	800	96,136
Total Chemicals		182,671

Metals & Mining 1.6%
Freeport-McMoRan Copper & Gold, Inc.	2,200	62,216
Total Materials		244,887

Utilities 2.1%

Independent Power Producers & Energy Traders 2.1%
AES Corp. (The)	6,600	82,104
Total Utilities		82,104
Total Common Stocks (Cost $3,073,098)		3,879,414

	Shares	Value ($)

Short Term Investment 0.4%

Money Market Fund 0.4%
Dreyfus Treasury Prime Cash Management 0.00%† (Cost $15,589)	15,589	15,589
Total Investments 100.3% (Cost $3,088,687)		3,895,003
Liabilities in Excess of Other Assets (0.3)%		(10,852)
Net Assets 100.0%		3,884,151

*	Non-income producing security.

†	Represents average annualized seven-day yield as of July 31, 2013.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•             Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•             Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•             Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include:  (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments as of July 31, 2013:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Common Stocks*	$3,879,414	$—	$—	$3,879,414
Money Market Fund	15,589	—	—	15,589
Total	$3,895,003	$—	$—	$3,895,003

*         Please refer to the investment portfolio above to view securities segregated by industry type.

There were no transfers of financial assets between Levels 1 and 2 during the period.

For more information on the valuation of investments, please refer to the most recent Shareholder Report.

Portfolio of Investments

Columbia Core Bond ETF

July 31, 2013 (Unaudited)

Issuer	Principal Amount ($)	Value ($)

Corporate Bonds 37.9%

Aerospace & Defense 0.7%
L-3 Communications Corp.
3.950%, 11/15/16	20,000	21,332
Lockheed Martin Corp.
2.125%, 09/15/16	15,000	15,401
Total Aerospace & Defense		36,733

Banking 6.8%
American Express Credit Corp.
1.123%, 06/24/14(a)	25,000	25,156
Bank of America Corp.
1.819%, 07/11/14(a)	10,000	10,109
Bank of America NA
0.553%, 06/15/16(a)	10,000	9,721
BNP Paribas SA
1.169%, 01/10/14(a)	15,000	15,040
Citigroup, Inc.
1.718%, 01/13/14(a)	25,000	25,120
4.500%, 01/14/22	10,000	10,536
6.125%, 11/21/17	40,000	45,795
Fifth Third Bancorp
0.692%, 12/20/16(a)	10,000	9,858
Goldman Sachs Group, Inc. (The)
1.267%, 02/07/14(a)	20,000	20,061
5.250%, 07/27/21	10,000	10,787
6.000%, 06/15/20	30,000	34,120
HSBC Holdings PLC
5.100%, 04/05/21	10,000	11,001
JPMorgan Chase & Co.
5.150%, 10/01/15	25,000	27,051
6.400%, 05/15/38	10,000	12,081
Merrill Lynch & Co., Inc.
6.400%, 08/28/17	40,000	45,707
Morgan Stanley
4.750%, 04/01/14	15,000	15,326
4.750%, 03/22/17	10,000	10,747
Wells Fargo & Co.
1.250%, 02/13/15	10,000	10,067
Total Banking		348,283

Chemicals 1.1%
Dow Chemical Co.
8.550%, 05/15/19	30,000	38,602
Eastman Chemical Co.
5.500%, 11/15/19	15,000	16,819
Total Chemicals		55,421

Construction Machinery 1.1%
Caterpillar Financial Services Corp.
0.513%, 02/26/16(a)	10,000	10,000
5.450%, 04/15/18	30,000	34,598
John Deere Capital Corp.
0.875%, 04/17/15	10,000	10,050
Total Construction Machinery		54,648

Diversified Manufacturing 0.7%
Eaton Corp.
0.603%, 06/16/14(a)	10,000	10,020
United Technologies Corp.
3.100%, 06/01/22	25,000	24,783
Total Diversified Manufacturing		34,803

Electric 2.8%
Appalachian Power Co.
0.649%, 08/16/13(a)	15,000	15,001
Entergy Corp.
3.625%, 09/15/15	10,000	10,370
Entergy Gulf States Louisiana LLC
3.950%, 10/01/20	10,000	10,319
Exelon Generation Co. LLC
5.200%, 10/01/19	10,000	11,061
MidAmerican Energy Holdings Co.
5.750%, 04/01/18	14,000	16,362
PPL Capital Funding, Inc.
3.400%, 06/01/23	10,000	9,545
Sierra Pacific Power Co.
6.000%, 05/15/16	15,000	17,065
Southern California Edison Co.
0.723%, 09/15/14(a)	20,000	20,083
Southern Power Co.
4.875%, 07/15/15	30,000	32,227
Total Electric		142,033

Environmental 0.6%
Waste Management, Inc.
4.750%, 06/30/20	30,000	32,581

Food and Beverage 1.4%
Anheuser-Busch InBev Worldwide, Inc.
5.375%, 01/15/20	30,000	34,634
Campbell Soup Co.
3.800%, 08/02/42	2,000	1,639
ConAgra Foods, Inc.
1.900%, 01/25/18	25,000	24,839
PepsiCo, Inc.
0.483%, 02/26/16(a)	10,000	10,005
Total Food and Beverage		71,117

Foreign Agencies 0.5%
Petrobras International Finance Co.
5.875%, 03/01/18	15,000	16,040
Petroleos Mexicanos
5.500%, 06/27/44	10,000	9,135
Total Foreign Agencies		25,175

Gas Pipelines 1.7%
El Paso Corp.
6.500%, 09/15/20	20,000	21,475
El Paso Pipeline Partners Operating Co. LLC
5.000%, 10/01/21	10,000	10,782
Energy Transfer Partners LP
6.500%, 02/01/42	10,000	10,986

Issuer	Principal Amount ($)	Value ($)

NiSource Finance Corp.
5.250%, 02/15/43	10,000	9,861
5.800%, 02/01/42	15,000	15,940
TransCanada Pipelines Ltd.
3.800%, 10/01/20	10,000	10,483
Transcontinental Gas Pipe Line Co. LLC
4.450%, 08/01/42	10,000	9,085
Total Gas Pipelines		88,612

Health Care 1.5%
Bio-Rad Laboratories, Inc.
4.875%, 12/15/20	30,000	30,615
Boston Scientific Corp.
6.250%, 11/15/15	15,000	16,622
McKesson Corp.
3.250%, 03/01/16	30,000	31,697
Total Health Care		78,934

Healthcare Insurance 0.4%
Aetna, Inc.
2.750%, 11/15/22	10,000	9,264
WellPoint, Inc.
3.300%, 01/15/23	10,000	9,558
Total Healthcare Insurance		18,822

Independent Energy 0.9%
Anadarko Petroleum Corp.
6.375%, 09/15/17	20,000	23,315
Encana Corp.
3.900%, 11/15/21	10,000	10,182
Nexen, Inc.
5.875%, 03/10/35	10,000	10,464
Total Independent Energy		43,961

Integrated Energy 0.4%
BP Capital Markets PLC
0.875%, 03/11/14(a)	10,000	10,032
Shell International Finance BV
3.100%, 06/28/15	10,000	10,473
Total Integrated Energy		20,505

Life Insurance 1.8%
Hartford Financial Services Group, Inc.
5.375%, 03/15/17	25,000	27,638
MetLife, Inc.
6.400%, 12/15/36	40,000	41,600
Prudential Financial, Inc.
4.500%, 11/16/21	15,000	16,122
6.625%, 06/21/40	5,000	6,164
Total Life Insurance		91,524

Media Cable 0.6%
Comcast Corp.
5.150%, 03/01/20	20,000	22,812
DIRECTV Holdings LLC
2.400%, 03/15/17	8,000	8,063
Total Media Cable		30,875

Media Non-Cable 0.3%
Reed Elsevier Capital, Inc.
3.125%, 10/15/22	15,000	13,896

Metals 0.5%
Alcoa, Inc.
6.750%, 07/15/18	5,000	5,496
ArcelorMittal
6.000%, 03/01/21	5,000	5,037
Rio Tinto Finance USA PLC
1.125%, 03/20/15	15,000	15,045
Total Metals		25,578

Non-Captive Consumer 0.2%
Discover Financial Services
6.450%, 06/12/17	10,000	11,390

Non-Captive Diversified 1.2%
General Electric Capital Corp.
2.150%, 01/09/15	10,000	10,209
2.300%, 04/27/17	10,000	10,146
4.375%, 09/16/20	40,000	42,540
Total Non-Captive Diversified		62,895

Oil Field Services 0.1%
Weatherford International Ltd.
6.000%, 03/15/18	5,000	5,614

Other Financial Institutions 0.4%
NYSE Euronext
2.000%, 10/05/17	20,000	19,983

Pharmaceuticals 1.1%
Johnson & Johnson
0.365%, 05/15/14(a)	25,000	25,017
Teva Pharmaceutical Finance III LLC
3.000%, 06/15/15	30,000	31,195
Total Pharmaceuticals		56,212

Property & Casualty 1.6%
ACE INA Holdings, Inc.
5.700%, 02/15/17	30,000	33,881
Berkshire Hathaway, Inc.
1.900%, 01/31/17	10,000	10,176
Liberty Mutual Group, Inc.
4.950%, 05/01/22	20,000	20,726
Willis North America, Inc.
7.000%, 09/29/19	15,000	17,708
Total Property & Casualty		82,491

Railroads 1.6%
Burlington Northern Santa Fe LLC
5.650%, 05/01/17	30,000	33,947
Canadian Pacific Railway Co.
6.500%, 05/15/18	10,000	11,819
CSX Corp.
7.375%, 02/01/19	30,000	37,125
Total Railroads		82,891

REITs 0.4%
Boston Properties LP
4.125%, 05/15/21	5,000	5,162
Duke Realty LP
6.750%, 03/15/20	5,000	5,762

Issuer	Principal Amount ($)	Value ($)

Simon Property Group LP
2.150%, 09/15/17	10,000	10,118
Total REITs		21,042

Restaurants 0.2%
McDonald’s Corp.
2.625%, 01/15/22	10,000	9,640

Retailers 0.6%
AutoZone, Inc.
5.750%, 01/15/15	30,000	32,106

Supermarkets 0.1%
Safeway, Inc.
4.750%, 12/01/21	3,000	3,063

Supranational 1.1%
European Investment Bank
5.125%, 05/30/17	25,000	28,613
International Finance Corp.
3.000%, 04/22/14	25,000	25,475
Total Supranational		54,088

Technology 3.4%
Apple, Inc.
2.400%, 05/03/23	15,000	13,760
Cisco Systems, Inc.
4.450%, 01/15/20	30,000	33,211
Hewlett-Packard Co.
0.673%, 05/30/14(a)	15,000	14,969
Intel Corp.
3.300%, 10/01/21	25,000	25,172
Jabil Circuit, Inc.
7.750%, 07/15/16	30,000	34,275
Oracle Corp.
6.500%, 04/15/38	30,000	37,917
Xerox Corp.
1.094%, 05/16/14(a)	15,000	15,000
Total Technology		174,304

Transportation Services 0.2%
ERAC USA Finance LLC
5.625%, 03/15/42	10,000	10,201

Wireless 0.4%
American Tower Corp.
5.050%, 09/01/20	20,000	20,729

Wirelines 1.5%
AT&T, Inc.
1.700%, 06/01/17	10,000	9,985
5.800%, 02/15/19	30,000	35,046
Telecom Italia Capital SA
6.175%, 06/18/14	7,000	7,230
Verizon Communications, Inc.
6.350%, 04/01/19	20,000	23,780
Total Wirelines		76,041
Total Corporate Bonds (Cost $1,859,532)		1,936,191

U.S. Government & Agency Obligations 36.8%

Federal National Mortgage Association 18.1%
2.375%, 07/28/15	100,000	103,919
3.000%, 08/15/28(b)	75,000	77,165
3.500%, 01/25/24	39,966	41,562
3.500%, 08/15/28(b)	75,000	78,642
3.500%, 08/15/43(b)	75,000	75,609
4.000%, 03/01/26	29,283	31,015
4.000%, 08/15/28(b)	25,000	26,473
4.000%, 06/25/37	4,118	4,228
4.000%, 03/01/41	69,195	72,620
4.000%, 08/15/43(b)	50,000	51,961
4.500%, 02/01/22	13,671	14,542
4.500%, 08/15/28(b)	25,000	26,602
4.500%, 08/01/39	112,478	120,095
4.500%, 03/01/41	58,548	62,255
5.000%, 03/01/24	3,214	3,455
5.000%, 10/01/39	40,845	44,027
5.500%, 04/01/38	29,025	31,591
6.000%, 09/01/39	29,163	31,879
6.500%, 09/01/38	25,631	28,602
Total Federal National Mortgage Association		926,242

Federal Home Loan Mortgage Corporation 9.6%
2.500%, 05/27/16	200,000	210,270
3.500%, 03/15/24	10,803	11,154
3.500%, 09/15/24	7,169	7,445
3.750%, 03/27/19	100,000	109,844
5.000%, 02/01/40	85,679	91,788
5.500%, 05/01/35	31,611	34,212
6.000%, 10/01/38	16,851	18,381
6.500%, 08/01/38	3,831	4,318
Total Federal Home Loan Mortgage Corporation		487,412

Government National Mortgage Association 9.1%
1.883%, 04/16/32	24,380	24,554
2.169%, 11/16/37	15,541	15,822
2.210%, 11/16/34	18,757	18,912
2.210%, 12/16/35	33,238	33,643
3.500%, 08/15/43(b)	25,000	25,453
4.000%, 08/15/43(b)	75,000	78,270
4.500%, 06/16/34	12,239	12,426
4.500%, 08/15/43(b)	175,000	185,637
4.549%, 06/16/28	3,694	3,701
5.000%, 02/15/40	24,349	26,541
5.500%, 08/15/43(b)	25,000	27,234
6.000%, 12/15/37	10,814	11,906
Total Government National Mortgage Association		464,099
Total U.S. Government & Agency Obligations (Cost $1,832,371)		1,877,753

U.S. Treasury Obligations 21.1%

U.S. Treasury Note 10.7%
0.125%, 12/31/13	95,000	95,011
0.250%, 02/15/15	130,000	130,041
1.000%, 11/30/19	195,000	185,372
1.625%, 08/15/22	50,000	46,547

Issuer	Principal Amount ($)	Value ($)

7.500%, 11/15/24	60,000	87,919
Total U.S. Treasury Note		544,890

U.S. Treasury Bond 8.8%
2.750%, 08/15/42	30,000	25,191
4.375%, 02/15/38	85,000	97,245
4.375%, 05/15/41	80,000	91,525
5.000%, 05/15/37	45,000	56,166
5.250%, 11/15/28	100,000	125,031
5.375%, 02/15/31	45,000	57,530
Total U.S. Treasury Bond		452,688

U.S. Treasury Inflation Indexed Note-1.6%
0.125%, 04/15/16	75,000	81,599
Total U.S. Treasury Obligations (Cost $1,096,218)		1,079,177

Asset-Backed Securities — Non-Agency 3.1%
BMW Vehicle Owner Trust
0.760%, 08/25/15	15,843	15,862
Hyundai Auto Receivables Trust
2.450%, 12/15/16	23,463	23,807
Mercedes-Benz Auto Receivables Trust
2.140%, 08/15/16	25,000	25,045
Nissan Auto Receivables Owner Trust
0.870%, 07/15/14	995	995
Small Business Administration Participation Certificates
3.920%, 10/01/29	37,091	39,211
Smart Trust/Australia
0.840%, 09/14/16	13,000	12,949
Toyota Auto Receivables Owner Trust
0.750%, 02/16/16	12,000	12,019
0.980%, 10/15/14	5,400	5,405
Volkswagen Auto Loan Enhanced Trust
1.980%, 09/20/17	25,000	25,380
Total Asset Backed Securities — Non-Agency (Cost $157,568)		160,673

Municipal Bonds 1.9%

California 0.5%
State of California
7.550%, 04/01/39	20,000	26,968

Illinois 0.9%
Metropolitan Water Reclamation District of Greater Chicago
5.720%, 12/01/38	30,000	34,453
State of Illinois
5.877%, 03/01/19	10,000	10,918
Total Illinois		45,371

Ohio 0.5%
Bowling Green State University
Revenue Bonds
5.080%, 06/01/18	20,000	21,952
JobsOhio Beverage System Series B
Revenue Bonds
3.235%, 01/01/23	5,000	4,755
Total Ohio		26,707
Total Municipal Bonds (Cost $91,697)		99,046

Mortgage-Backed Securities 1.5%
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.322%, 12/11/49	25,000	27,569
Greenwich Capital Commercial Funding Corp.
5.444%, 03/10/39	25,000	27,714
Morgan Stanley Capital I
5.150%, 06/13/41	1,239	1,238
Wachovia Bank Commercial Mortgage Trust
5.290%, 12/15/44(a)	18,000	19,361
Total Mortgage Backed Securities (Cost $76,055)		75,882

Foreign Government Obligations 0.4%
Brazilian Government International Bond-0.2%
7.875%, 03/07/15	10,000	11,000
Mexico Government International Bond-0.2%
3.625%, 03/15/22	8,000	7,920
Total Foreign Government Obligations (Cost $19,689)		18,920

	Shares

Short Term Investment 10.8%

Money Market Fund 10.8%
Dreyfus Treasury Prime Cash Management 0.00%† (Cost $552,429)	552,429	552,429
Total Investments 113.5% (Cost $5,685,559)		5,800,071
Liabilities in Excess of Other Assets (13.5)%		(690,762)
Net Assets 100.0%		5,109,309

(a)	Variable rate security. The interest rate shown reflects the rate as of July 31, 2013.

(b)	Represents a security purchased on a when-issued or delayed delivery basis.

†	Represents average annualized seven-day yield as of July 31, 2013.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•             Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•             Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•             Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things,  instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments as of July 31, 2013:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Corporate Bonds*	$—	$1,936,191	$—	$1,936,191
U.S. Government & Agency Obligations	—	1,877,753	—	1,877,753
U.S. Treasury Obligations	1,079,177	—	—	1,079,177
Asset-Backed Securities — Non-Agency	—	160,673	—	160,673
Municipal Bonds**	—	99,046	—	99,046
Mortgage-Backed Securities	—	75,882	—	75,882
Foreign Government Obligations	—	18,920	—	18,920
Money Market Fund	552,429	—	—	552,429
Total	$1,631,606	$4,168,465	$—	$5,800,071

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

*Please refer to the investment portfolio above to view securities segregated by industry type.

**Please refer to the investment portfolio above to view securities segregated by state.

There were no transfers of financial assets between Levels 1 and 2 during the period.

For more information on the valuation of investments, please refer to the most recent Shareholder Report.

Portfolio of Investments

Columbia Intermediate Municipal Bond ETF

July 31, 2013 (Unaudited)

Issuer	Principal Amount ($)	Value ($)

Municipal Bonds 97.2%

Alaska 6.5%
Alaska Industrial Development & Export Authority Revolving Fund
Series A
Revenue Bonds
5.000%, 04/01/19	100,000	116,420
North Slope Borough of Alaska
Series A
5.000%, 06/30/15	100,000	108,413
5.000%, 06/30/17	100,000	114,149
Total Alaska		338,982

Arizona 2.2%
City of Scottsdale
5.000%, 07/01/24	100,000	113,772

California 13.9%
California Health Facilities Financing Authority Revenue Scripps Health
Series A
Revenue Bonds
5.000%, 11/15/24	100,000	108,923
California State Economic Recovery
Series A
5.000%, 07/01/22	100,000	110,080
California State Public Works Board Lease Revenue Department of Correction and Rehabilitation
Revenue Bonds
5.000%, 06/01/20	200,000	230,532
San Diego Public Facilities Financing Authority Sewer Revenue
Series A
Revenue Bonds
5.000%, 05/15/24	150,000	167,231
State of California
5.000%, 02/01/27	100,000	107,737
Total California		724,503

Colorado 2.1%
Denver Colorado City & County Airport Revenue System
Series A
Revenue Bonds
5.000%, 11/15/23	100,000	109,134

Florida 7.9%
Citizens Property Insurance Corp.
Revenue Bonds
5.500%, 06/01/17	150,000	170,611
Orlando Utilities Commission Utility System Revenue
Series B
Revenue Bonds
5.000%, 10/01/23	100,000	113,421
South Miami Health Facilities Authority Hospital Revenue Baptist Health South Florida Group
Revenue Bonds
5.000%, 08/15/14	125,000	130,881
Total Florida		414,913

Illinois 6.2%
City of Chicago Waterworks Revenue
Revenue Bonds
5.000%, 11/01/25	200,000	215,884
Illinois Finance Authority Revenue Swedish Covenant Hospital
Series A
Revenue Bonds
5.500%, 08/15/24	100,000	105,486
Total Illinois		321,370

Indiana 2.1%
Indiana Health & Education Facilities Financing Authority Hospital Revenue Clarian Health Obligation Group
Series B
Revenue Bonds
5.000%, 02/15/16	100,000	109,672

Iowa 1.8%
Iowa Student Loan Liquidity Corp.
Series A-1
Revenue Bonds
3.875%, 12/01/16	90,000	95,493

Maryland 4.3%
Maryland Health & Higher Educational Facilities Authority Revenue Carroll Hospital
Series A
Revenue Bonds
5.000%, 07/01/21	200,000	222,706

Massachusetts 2.1%
Commonwealth of Massachusetts Development Finance Agency Revenue College Holy Cross
Series B
Revenue Bonds
4.750%, 09/01/23	100,000	109,827

Missouri 3.5%
Missouri Joint Municipal Electric Utility Commission Power Project Revenue
Series A
Revenue Bonds
5.000%, 01/01/16	165,000	180,427

Nevada 3.0%
County of Clark Highway Improvement Revenue Motor Vehicle Fuel Tax
Revenue Bonds
5.000%, 07/01/19	135,000	157,455

New Jersey 5.7%
New Jersey Economic Development Authority Revenue School Facilities Construction
Series EE

Issuer	Principal Amount ($)	Value ($)

Revenue Bonds
5.000%, 09/01/23	165,000	180,625
New Jersey Transportation Trust Fund Authority Transportation System
Series B
Revenue Bonds
5.500%, 12/15/19	100,000	119,453
Total New Jersey		300,078

New Mexico 2.2%
New Mexico Finance Authority Revenue Subordinated Lien Public PJ Revolving Fund
Series C
Revenue Bonds
5.250%, 06/15/18	100,000	113,647

New York 6.5%
New York City General Obligation
Series C
5.000%, 08/01/15	100,000	108,950
New York State Thruway Authority
Series H
Revenue Bonds
5.000%, 01/01/22	100,000	112,394
New York State Thruway Authority Personal Income Tax Revenue Transportation System
Series A
Revenue Bonds
5.000%, 03/15/18	100,000	116,437
Total New York		337,781

North Carolina 3.2%
Charlotte, North Carolina Airport Revenue
Series B
Revenue Bonds
5.000%, 07/01/16	150,000	167,022

Oklahoma 2.1%
Oklahoma Municipal Power Authority Supply Systems Revenue
Series A
Revenue Bonds
5.000%, 01/01/23	100,000	110,486

Texas 9.6%
Harris Country, Texas
Series C
Revenue Bonds
5.000%, 08/15/22	100,000	113,740
Leander Independent School District
5.250%, 08/15/17	100,000	116,144
Lower Colorado River Authority Texas Revenue
Revenue Bonds
5.000%, 05/15/22	100,000	110,778
North Texas Tollway Authority Revenue Special Projects System
Series A
Revenue Bonds
5.000%, 09/01/30	150,000	158,993
Total Texas		499,655

Washington 10.3%
Energy Northwest Washington Electric Revenue Columbia Generating
Series A
Revenue Bonds
5.000%, 07/01/22	185,000	203,592
Energy Northwest Washington Electric Revenue Columbia Station
Series A
Revenue Bonds
5.000%, 07/01/22	75,000	86,070
FYI Properties Washington Lease Revenue Washington State District Project
Revenue Bonds
5.000%, 06/01/22	100,000	110,783
Port of Seattle Washington Revenue Authority
Revenue Bonds
5.500%, 09/01/20	115,000	135,439
Total Washington		535,884

Wisconsin 2.0%
Wisconsin Health & Educational Facilities Authority Revenue Aurora Health Care Inc.
Series A
Revenue Bonds
5.250%, 04/15/24	100,000	105,629
Total Municipal Bonds (Cost $4,904,634)		5,068,436

	Shares

Short Term Investment 2.1%

Money Market Fund 2.1%
Dreyfus Tax Exempt Cash Management Institutional Fund 0.00%† (Cost $109,413)	109,413	109,413
Total Investments 99.3% (Cost $5,014,047)		5,177,849
Other Assets in Excess of Liabilities 0.7%		34,898
Net Assets 100.0%		5,212,747

†	Represents average annualized seven-day yield as of July 31, 2013.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•             Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•             Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•             Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things,  instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments as of July 31, 2013:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Municipal Bonds*	$—	$5,068,436	$—	$5,068,436
Money Market Fund	109,413	—	—	109,413
Total	$109,413	$5,068,436	$—	$5,177,849

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

* Please refer to the investment portfolio above to view securities segregated by state.

There were no transfers of financial assets between Levels 1 and 2 during the period.

For more information on the valuation of investments, please refer to the most recent Shareholder Report.

The cost basis of investments for Federal income tax purposes at July 31, 2013 was as follows (unaudited)*:

				Net
		Gross	Gross	Unrealized
		Unrealized	Unrealized	Appreciation
Fund	Cost	Appreciation	(Depreciation)	(Depreciation)
Columbia Large Cap Growth ETF	$1,476,238	$364,508	$(4,710)	$359,798
Columbia Select Large Cap Growth ETF	7,161,695	2,234,724	(71,521)	2,163,203
Columbia Select Large Cap Value ETF	3,090,944	876,025	(71,966)	804,059
Columbia Core Bond ETF	5,690,116	149,674	(39,719)	109,955
Columbia Intermediate Municipal Bond ETF	5,014,047	220,913	(57,111)	163,802

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.

For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Item 2.    Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.    Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Columbia ETF Trust

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	September 23, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	September 23, 2013

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	September 23, 2013